SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn July 26, 2021, we completed our previously announced acquisition of all of the limited partnership units of BPY that we did not already own. BAM now holds a 100% interest in the business. Pursuant to the terms of the transaction and subject to pro-ration, unitholders were able to elect to receive, per unit, $18.17 in cash, 0.4006 of a BAM class A limited voting share, or 0.7268 of a BPY preferred unit with a liquidation preference of $25.00 per unit.